Shareholders' equity and share-based payments - TOTAL performance share plans (Details)							12 Months Ended
	Mar. 14, 2018 EUR (€) item	Jul. 26, 2017 EUR (€) item	Jul. 27, 2016 EUR (€) item	Jul. 28, 2015 EUR (€) item	Jul. 29, 2014 EUR (€) item	Jul. 25, 2013 EUR (€) item	Dec. 31, 2018 item EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
TOTAL performance-based restricted share plans
Share-based payments
Number outstanding as of the beginning of the period							15,983,444	14,732,795	13,513,795
Notified (in shares)							6,083,145	5,679,949	5,639,400
Cancelled (in shares)							(722,398)	(2,219,260)	(1,371,506)
Finally granted (in shares)							(4,079,257)	(2,210,040)	(3,048,894)
Number outstanding as of the end of the period							17,264,934	15,983,444	14,732,795
Adjustment to number of performance shares finally granted (in shares)								226
Vesting period							3 years
Number of continuous employment conditions | item							1
Holding period for non-transferability of shares							2 years
TOTAL performance share plans - 2013 Plan
Share-based payments
Grant date IFRS 2 fair value | €						€ 32.64
Number outstanding as of the beginning of the period									4,350,830
Cancelled (in shares)									(1,303,506)
Finally granted (in shares)									(3,047,324)
Number of performance conditions | item						1
TOTAL performance share plans - 2014 Plan
Share-based payments
Grant date IFRS 2 fair value | €					€ 44.66
Number outstanding as of the beginning of the period								4,364,500	4,402,460
Cancelled (in shares)								(2,157,820)	(37,100)
Finally granted (in shares)								(2,206,680)	(860)
Number outstanding as of the end of the period									4,364,500
Number of performance conditions | item					1
TOTAL performance share plans - 2015 Plan
Share-based payments
Grant date IFRS 2 fair value | €				€ 35.90
Number outstanding as of the beginning of the period							4,697,305	4,730,735	4,760,505
Cancelled (in shares)							(621,568)	(31,480)	(29,170)
Finally granted (in shares)							(4,075,737)	(1,950)	(600)
Number outstanding as of the end of the period								4,697,305	4,730,735
Number of performance conditions | item				2
TOTAL performance share plans - 2016 Plan
Share-based payments
Grant date IFRS 2 fair value | €			€ 35.37
Number outstanding as of the beginning of the period							5,607,100	5,637,560
Notified (in shares)									5,639,400
Cancelled (in shares)							(61,840)	(29,050)	(1,730)
Finally granted (in shares)							(2,040)	(1,410)	(110)
Number outstanding as of the end of the period							5,543,220	5,607,100	5,637,560
Number of performance conditions | item			2
TOTAL performance share plans - 2017 Plan
Share-based payments
Grant date IFRS 2 fair value | €		€ 35.57
Number outstanding as of the beginning of the period							5,679,039
Notified (in shares)								5,679,949
Cancelled (in shares)							(26,640)	(910)
Finally granted (in shares)							(1,480)
Number outstanding as of the end of the period							5,650,919	5,679,039
Number of performance conditions | item		2
TOTAL performance share plans - 2018 Plan
Share-based payments
Grant date IFRS 2 fair value | €	€ 36.22
Notified (in shares)							6,083,145
Cancelled (in shares)							(12,350)
Number outstanding as of the end of the period							6,070,795
Number of performance conditions | item	2
First number of shares granted to non-senior executives, not subject to performance conditions							150
Percentage of final grant rate represented by performance conditions							50.00%
Period of average closing prices to calculate TSR at beginning and end of evaluation period							3 months
Evaluation period							3 years
1st place: grant rate (as a percent)							180.00%
2nd place: grant rate (as a percent)							130.00%
3rd place: grant rate (as a percent)							80.00%
4th and 5th places: grant rate (as a percent)							0.00%
Number of grant rates averaged for each performance condition | item							3
Maximum average grant rate for each performance condition (as a percent)							100.00%